PORTFOLIO OF INVESTMENTS – as of September 30, 2021 (Unaudited)

Loomis Sayles High Income Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 90.3% of Net Assets
Non-Convertible Bonds – 85.0%
	ABS Home Equity – 0.4%
$ 126,252	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1-month LIBOR + 0.660%, 0.747%, 9/19/2045(a)	$95,681
115,000	Progress Residential Trust, Series 2021-SFR3, Class F, 3.436%, 5/17/2026, 144A	115,882
225,000	Progress Residential Trust, Series 2021-SFR4, Class F, 3.407%, 5/17/2038, 144A	225,874
100,000	VOLT XCVI LLC, Series 2021-NPL5, Class A2, 4.826%, 3/27/2051, 144A(b)	99,979

		537,416

	Aerospace & Defense – 2.3%
100,000	Bombardier, Inc., 6.000%, 2/15/2028, 144A	101,125
635,000	Bombardier, Inc., 7.125%, 6/15/2026, 144A	666,750
95,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	99,988
140,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	148,926
263,000	Leonardo U.S. Holdings, Inc., 6.250%, 1/15/2040, 144A	312,418
60,000	Moog, Inc., 4.250%, 12/15/2027, 144A	61,650
595,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	590,537
190,000	Spirit AeroSystems, Inc., 7.500%, 4/15/2025, 144A	201,163
235,000	TransDigm, Inc., 4.625%, 1/15/2029	234,590
110,000	TransDigm, Inc., 4.875%, 5/01/2029	110,205
100,000	TransDigm, Inc., 5.500%, 11/15/2027	102,750
120,000	Triumph Group, Inc., 6.250%, 9/15/2024, 144A	119,936

		2,750,038

	Airlines – 1.8%
30,000	American Airlines Group, Inc., 5.000%, 6/01/2022, 144A	30,037
160,000	American Airlines, Inc., 11.750%, 7/15/2025, 144A	198,000
225,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026, 144A	236,531
960,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 4/20/2029, 144A	1,034,400
111,000	Delta Air Lines, Inc., 7.375%, 1/15/2026	130,774

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – continued
$ 260,000	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.750%, 1/20/2026, 144A	$272,025
105,000	United Airlines, Inc., 4.375%, 4/15/2026, 144A	107,756
155,000	United Airlines, Inc., 4.625%, 4/15/2029, 144A	160,185

		2,169,708

	Automotive – 2.4%
105,000	Clarios Global LP/Clarios U.S. Finance Co., 8.500%, 5/15/2027, 144A	111,694
75,000	Dana Financing Luxembourg S.a.r.l., 5.750%, 4/15/2025, 144A	77,355
1,440,000	Ford Motor Co., 9.000%, 4/22/2025	1,731,643
105,000	Goodyear Tire & Rubber Co. (The), 4.875%, 3/15/2027	113,269
115,000	Goodyear Tire & Rubber Co. (The), 5.000%, 5/31/2026	118,019
55,000	Goodyear Tire & Rubber Co. (The), 5.000%, 7/15/2029, 144A	58,369
180,000	Goodyear Tire & Rubber Co. (The), 5.250%, 7/15/2031, 144A	191,700
300,000	Jaguar Land Rover Automotive PLC, 5.875%, 1/15/2028	301,140
40,000	Meritor, Inc., 4.500%, 12/15/2028, 144A	40,100
65,000	Real Hero Merger Sub 2, Inc., 6.250%, 2/01/2029, 144A	67,437
40,000	Tenneco, Inc., 7.875%, 1/15/2029, 144A	44,650
85,000	Wheel Pros, Inc., 6.500%, 5/15/2029, 144A	82,237

		2,937,613

	Banking – 0.9%
600,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	659,864
400,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035, 144A	441,298

		1,101,162

	Brokerage – 0.2%
60,000	Coinbase Global, Inc., 3.625%, 10/01/2031, 144A	57,037
200,000	Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.000%, 8/15/2028, 144A	202,750

		259,787

	Building Materials – 2.0%
215,000	Builders FirstSource, Inc., 4.250%, 2/01/2032, 144A	219,837

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Building Materials – continued
$ 265,000	Builders FirstSource, Inc., 5.000%, 3/01/2030, 144A	$282,392
270,000	Cemex SAB de CV, 3.875%, 7/11/2031, 144A	270,162
285,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	306,104
125,000	Cornerstone Building Brands, Inc., 6.125%, 1/15/2029, 144A	132,872
50,000	CP Atlas Buyer, Inc., 7.000%, 12/01/2028, 144A	50,125
315,000	Foundation Building Materials, Inc., 6.000%, 3/01/2029, 144A	308,700
170,000	LBM Acquisition LLC, 6.250%, 1/15/2029, 144A	169,915
195,000	Park River Holdings, Inc., 5.625%, 2/01/2029, 144A	188,906
125,000	Park River Holdings, Inc., 6.750%, 8/01/2029, 144A	125,313
125,000	Patrick Industries, Inc., 4.750%, 5/01/2029, 144A	127,500
45,000	Summit Materials LLC/Summit Materials Finance Corp., 5.250%, 1/15/2029, 144A	47,250
165,000	Victors Merger Corp., 6.375%, 5/15/2029, 144A	157,988
30,000	White Cap Buyer LLC, 6.875%, 10/15/2028, 144A	31,650

		2,418,714

	Cable Satellite – 6.0%
210,000	Altice Financing S.A., 5.000%, 1/15/2028, 144A	202,487
80,000	Block Communications, Inc., 4.875%, 3/01/2028, 144A	81,800
600,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	610,296
610,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034, 144A	604,281
1,005,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.750%, 3/01/2030, 144A	1,050,702
205,000	Connect Finco S.a.r.l./Connect U.S. Finco LLC, 6.750%, 10/01/2026, 144A	214,481
435,000	CSC Holdings LLC, 4.500%, 11/15/2031, 144A	429,563
555,000	CSC Holdings LLC, 4.625%, 12/01/2030	526,126
420,000	CSC Holdings LLC, 4.625%, 12/01/2030, 144A	398,150
400,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.875%, 8/15/2027, 144A	417,500
150,000	DISH DBS Corp., 7.375%, 7/01/2028	159,071

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – continued
$ 675,000	DISH DBS Corp., 7.750%, 7/01/2026	$762,227
254,021	Ligado Networks LLC, 15.500% PIK, 11/01/2023, 144A(c)	246,431
76,397	Ligado Networks LLC, 17.500% PIK, 5/01/2024, 144A(c)	57,961
185,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.500%, 9/15/2028, 144A	188,637
125,000	Telesat Canada/Telesat LLC, 5.625%, 12/06/2026, 144A	120,000
310,000	UPC Broadband Finco B.V., 4.875%, 7/15/2031, 144A	317,397
110,000	ViaSat, Inc., 6.500%, 7/15/2028, 144A	115,854
225,000	Virgin Media Finance PLC, 5.000%, 7/15/2030, 144A	230,732
200,000	Ziggo BV, 4.875%, 1/15/2030, 144A	206,090
296,000	Ziggo BV, 5.500%, 1/15/2027, 144A	305,990

		7,245,776

	Chemicals – 1.6%
55,000	Chemours Co. (The), 5.375%, 5/15/2027	59,309
150,000	Consolidated Energy Finance S.A., 5.625%, 10/15/2028, 144A	150,000
150,000	Consolidated Energy Finance S.A., 6.500%, 5/15/2026, 144A	155,250
70,000	CVR Partners LP/CVR Nitrogen Finance Corp., 6.125%, 6/15/2028, 144A	73,413
75,000	Diamond BC BV, 4.625%, 10/01/2029, 144A	76,127
330,000	Hercules LLC, 6.500%, 6/30/2029	374,896
200,000	Herens Holdco S.a.r.l., 4.750%, 5/15/2028, 144A	201,000
140,000	Hexion, Inc., 7.875%, 7/15/2027, 144A	149,450
80,000	Methanex Corp., 5.125%, 10/15/2027	86,500
20,000	Methanex Corp., 5.250%, 12/15/2029	21,650
185,000	Olin Corp., 5.000%, 2/01/2030	195,637
65,000	Olin Corp., 5.125%, 9/15/2027	67,519
5,000	Olin Corp., 5.625%, 8/01/2029	5,497
220,000	Olympus Water U.S. Holding Corp., 4.250%, 10/01/2028, 144A	216,804

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Chemicals – continued
$ 150,000	Unifrax Escrow Issuer Corp., 5.250%, 9/30/2028, 144A	$151,875

		1,984,927

	Construction Machinery – 0.1%
125,000	Titan International, Inc., 7.000%, 4/30/2028, 144A	131,719

	Consumer Cyclical Services – 2.0%
485,000	ADT Security Corp. (The), 4.125%, 8/01/2029, 144A	482,037
95,000	ANGI Group LLC, 3.875%, 8/15/2028, 144A	94,525
35,000	Arches Buyer, Inc., 6.125%, 12/01/2028, 144A	35,671
330,000	Realogy Group LLC/Realogy Co-Issuer Corp., 5.750%, 1/15/2029, 144A	342,296
185,000	Realogy Group LLC/Realogy Co-Issuer Corp., 7.625%, 6/15/2025, 144A	197,571
80,000	Realogy Group LLC/Realogy Co-Issuer Corp., 9.375%, 4/01/2027, 144A	87,900
240,000	Terminix Co. LLC (The), 7.450%, 8/15/2027	291,000
60,000	TKC Holdings, Inc., 10.500%, 5/15/2029, 144A	65,775
760,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	815,092

		2,411,867

	Consumer Products – 0.4%
160,000	Energizer Holdings, Inc., 4.375%, 3/31/2029, 144A	158,791
175,000	Prestige Brands, Inc., 5.125%, 1/15/2028, 144A	182,521
135,000	Tempur Sealy International, Inc., 3.875%, 10/15/2031, 144A	135,169

		476,481

	Diversified Manufacturing – 0.4%
120,000	Madison IAQ LLC, 5.875%, 6/30/2029, 144A	120,900
120,000	Resideo Funding, Inc., 4.000%, 9/01/2029, 144A	117,188
200,000	TK Elevator U.S. Newco, Inc., 5.250%, 7/15/2027, 144A	209,595

		447,683

	Electric – 0.7%
510,000	Calpine Corp., 5.125%, 3/15/2028, 144A	516,494
140,000	PG&E Corp., 5.000%, 7/01/2028	142,625

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Electric – continued
$ 25,000	PG&E Corp., 5.250%, 7/01/2030	$25,594
195,000	Talen Energy Supply LLC, 7.625%, 6/01/2028, 144A	182,813

		867,526

	Environmental – 0.1%
175,000	GFL Environmental, Inc., 4.000%, 8/01/2028, 144A	173,687

	Finance Companies – 3.6%
365,000	Cobra AcquisitionCo LLC, 6.375%, 11/01/2029, 144A	365,000
105,000	Fortress Transportation & Infrastructure Investors LLC, 5.500%, 5/01/2028, 144A	105,706
265,000	Freedom Mortgage Corp., 7.625%, 5/01/2026, 144A	269,985
150,000	Global Aircraft Leasing Co. Ltd., 7.250% PIK or 6.500% Cash, 9/15/2024, 144A(d)	147,375
115,000	LFS Topco LLC, 5.875%, 10/15/2026, 144A	118,450
385,000	Midcap Financial Issuer Trust, 6.500%, 5/01/2028, 144A	402,159
655,000	Navient Corp., 4.875%, 3/15/2028	660,325
170,000	Navient Corp., 5.000%, 3/15/2027	175,100
95,000	Navient Corp., 6.750%, 6/25/2025	103,788
170,000	Provident Funding Associates LP/PFG Finance Corp., 6.375%, 6/15/2025, 144A	172,975
150,000	Rocket Mortgage LLC, 5.250%, 1/15/2028, 144A	161,625
390,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026, 144A	381,108
380,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	384,275
620,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	625,425
260,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033, 144A	258,050

		4,331,346

	Financial Other – 2.5%
210,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	197,692
200,000	China Evergrande Group, 8.750%, 6/28/2025	48,048
200,000	Easy Tactic Ltd., 8.125%, 2/27/2023	145,386
200,000	Greenland Global Investment Ltd., 5.875%, 7/03/2024	127,722

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Financial Other – continued
$ 105,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	$104,869
1,130,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	1,172,375
200,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026	152,562
200,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025	152,535
225,000	Nationstar Mortgage Holdings, Inc., 5.125%, 12/15/2030, 144A	225,497
120,000	Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027, 144A	125,616
200,000	Sunac China Holdings Ltd., 6.650%, 8/03/2024	160,000
200,000	Times China Holdings Ltd., 6.200%, 3/22/2026	180,655
400,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027	259,032

		3,051,989

	Food & Beverage – 1.6%
65,000	Aramark Services, Inc., 5.000%, 2/01/2028, 144A	66,788
324,000	Kraft Heinz Foods Co., 3.000%, 6/01/2026	341,283
325,000	MARB BondCo. PLC, 3.950%, 1/29/2031, 144A	310,463
140,000	Performance Food Group, Inc., 4.250%, 8/01/2029, 144A	140,350
120,000	Performance Food Group, Inc., 5.500%, 10/15/2027, 144A	125,640
270,000	Pilgrim’s Pride Corp., 5.875%, 9/30/2027, 144A	287,077
110,000	Post Holdings, Inc., 5.500%, 12/15/2029, 144A	116,600
140,000	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/01/2029, 144A	141,050
120,000	TreeHouse Foods, Inc., 4.000%, 9/01/2028	117,440
140,000	Triton Water Holdings, Inc., 6.250%, 4/01/2029, 144A	142,275
205,000	US Foods, Inc., 4.750%, 2/15/2029, 144A	210,381

		1,999,347

	Gaming – 3.6%
375,000	Boyd Gaming Corp., 4.750%, 12/01/2027	386,509
165,000	Boyd Gaming Corp., 4.750%, 6/15/2031, 144A	170,156

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Gaming – continued
$ 180,000	Caesars Entertainment, Inc., 4.625%, 10/15/2029, 144A	$182,250
220,000	Caesars Entertainment, Inc., 6.250%, 7/01/2025, 144A	231,607
190,000	Caesars Entertainment, Inc., 8.125%, 7/01/2027, 144A	213,603
100,000	Caesars Resort Collection LLC/CRC Finco, Inc., 5.750%, 7/01/2025, 144A	105,423
220,000	International Game Technology PLC, 5.250%, 1/15/2029, 144A	235,129
200,000	MGM China Holdings Ltd., 4.750%, 2/01/2027, 144A	196,750
205,000	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 4.500%, 1/15/2028	223,962
255,000	MGM Resorts International, 5.500%, 4/15/2027	276,675
110,000	Mohegan Gaming & Entertainment, 8.000%, 2/01/2026, 144A	114,521
410,000	Scientific Games International, Inc., 7.000%, 5/15/2028, 144A	442,287
330,000	Scientific Games International, Inc., 7.250%, 11/15/2029, 144A	370,800
200,000	Studio City Finance Ltd., 5.000%, 1/15/2029, 144A	184,406
230,000	Studio City Finance Ltd., 6.500%, 1/15/2028, 144A	225,582
370,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.500%, 3/01/2025, 144A	377,400
250,000	Wynn Macau Ltd., 5.125%, 12/15/2029, 144A	235,000
165,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029, 144A	166,238

		4,338,298

	Government Owned - No Guarantee – 0.4%
340,000	Petroleos Mexicanos, 5.950%, 1/28/2031	329,596
280,000	YPF S.A., 6.950%, 7/21/2027, 144A	206,500

		536,096

	Healthcare – 4.5%
100,000	AdaptHealth LLC, 5.125%, 3/01/2030, 144A	100,050
110,000	AHP Health Partners, Inc., 5.750%, 7/15/2029, 144A	111,100
435,000	CHS/Community Health Systems, Inc., 5.625%, 3/15/2027, 144A	455,502
270,000	CHS/Community Health Systems, Inc., 6.125%, 4/01/2030, 144A	262,366
195,000	CHS/Community Health Systems, Inc., 6.875%, 4/15/2029, 144A	195,458

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Healthcare – continued
$ 235,000	CHS/Community Health Systems, Inc., 8.000%, 3/15/2026, 144A	$249,212
240,000	DaVita, Inc., 3.750%, 2/15/2031, 144A	233,700
155,000	Encompass Health Corp., 4.500%, 2/01/2028	160,038
300,000	Encompass Health Corp., 4.750%, 2/01/2030	315,525
200,000	Grifols Escrow Issuer S.A., 4.750%, 10/15/2028, 144A	204,250
160,000	HCA, Inc., 7.050%, 12/01/2027	199,000
145,000	HCA, Inc., 7.500%, 11/06/2033	207,350
115,000	HCA, Inc., MTN, 7.750%, 7/15/2036	162,150
270,000	LifePoint Health, Inc., 5.375%, 1/15/2029, 144A	262,575
75,000	ModivCare Escrow Issuer, Inc., 5.000%, 10/01/2029, 144A	77,741
40,000	ModivCare, Inc., 5.875%, 11/15/2025, 144A	42,300
210,000	Mozart Debt Merger Sub, Inc., 5.250%, 10/01/2029, 144A	210,000
230,000	MPH Acquisition Holdings LLC, 5.750%, 11/01/2028, 144A	216,655
75,000	RP Escrow Issuer LLC, 5.250%, 12/15/2025, 144A	77,156
75,000	Select Medical Corp., 6.250%, 8/15/2026, 144A	78,870
100,000	Surgery Center Holdings, Inc., 6.750%, 7/01/2025, 144A	101,750
100,000	Tenet Healthcare Corp., 4.625%, 6/15/2028, 144A	103,616
920,000	Tenet Healthcare Corp., 6.125%, 10/01/2028, 144A	966,437
355,000	Tenet Healthcare Corp., 6.250%, 2/01/2027, 144A	368,312
95,000	U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026, 144A	100,225

		5,461,338

	Home Construction – 0.9%
215,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/2030, 144A	219,312
75,000	Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 6.250%, 9/15/2027, 144A	78,845
1,200,000	Corporacion GEO SAB de CV, 8.875%, 3/27/2022, 144A(e)(f)(g)	—
100,000	Empire Communities Corp., 7.000%, 12/15/2025, 144A	104,500

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Home Construction – continued
$ 220,000	Fantasia Holdings Group Co. Ltd., 11.875%, 6/01/2023(h)	$70,308
40,000	Forestar Group, Inc., 3.850%, 5/15/2026, 144A	39,950
230,000	KB Home, 4.800%, 11/15/2029	250,700
165,000	Mattamy Group Corp., 4.625%, 3/01/2030, 144A	168,808
185,000	Taylor Morrison Communities, Inc., 5.750%, 1/15/2028, 144A	206,090

		1,138,513

	Independent Energy – 6.7%
100,000	Antero Resources Corp., 7.625%, 2/01/2029, 144A	111,800
190,000	Apache Corp., 4.250%, 1/15/2030	204,729
25,000	Apache Corp., 4.750%, 4/15/2043	27,068
190,000	Apache Corp., 5.350%, 7/01/2049	211,033
130,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.875%, 6/30/2029, 144A	132,824
115,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.000%, 11/01/2026, 144A	118,879
155,000	Baytex Energy Corp., 8.750%, 4/01/2027, 144A	160,037
45,000	California Resources Corp., 7.125%, 2/01/2026, 144A	47,489
265,000	Callon Petroleum Co., 8.000%, 8/01/2028, 144A	261,687
115,000	Centennial Resource Production LLC, 6.875%, 4/01/2027, 144A	117,155
45,000	Chesapeake Energy Corp., 5.500%, 2/01/2026, 144A	47,025
105,000	Comstock Resources, Inc., 6.750%, 3/01/2029, 144A	113,400
30,000	Continental Resources, Inc., 4.375%, 1/15/2028	33,188
160,000	Continental Resources, Inc., 4.900%, 6/01/2044	179,200
50,000	Continental Resources, Inc., 5.750%, 1/15/2031, 144A	60,438
30,000	Endeavor Energy Resources LP/EER Finance, Inc., 5.500%, 1/30/2026, 144A	31,272
50,000	Endeavor Energy Resources LP/EER Finance, Inc., 6.625%, 7/15/2025, 144A	52,688
165,000	Energean Israel Finance Ltd., 4.875%, 3/30/2026, 144A	169,211
85,000	Energean Israel Finance Ltd., 5.375%, 3/30/2028, 144A	86,990

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 85,000	Energy Ventures GoM LLC/EnVen Finance Corp., 11.750%, 4/15/2026, 144A	$87,550
20,000	EQT Corp., 3.125%, 5/15/2026, 144A	20,502
40,000	EQT Corp., 3.625%, 5/15/2031, 144A	41,680
5,000	EQT Corp., 5.000%, 1/15/2029	5,630
55,000	EQT Corp., 6.625%, 2/01/2025	62,950
225,000	EQT Corp., 7.500%, 2/01/2030	289,620
150,000	Independence Energy Finance LLC, 7.250%, 5/01/2026, 144A	154,456
60,000	Laredo Petroleum, Inc., 7.750%, 7/31/2029, 144A	60,150
85,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	92,296
115,000	Matador Resources Co., 5.875%, 9/15/2026	118,876
125,000	MEG Energy Corp., 5.875%, 2/01/2029, 144A	127,812
130,000	MEG Energy Corp., 7.125%, 2/01/2027, 144A	136,475
130,000	Murphy Oil Corp., 6.375%, 12/01/2042	130,992
130,000	Northern Oil & Gas, Inc., 8.125%, 3/01/2028, 144A	138,872
65,000	Oasis Petroleum, Inc., 6.375%, 6/01/2026, 144A	68,088
40,000	Occidental Petroleum Corp., 3.000%, 2/15/2027	39,969
155,000	Occidental Petroleum Corp., 3.500%, 8/15/2029	157,654
300,000	Occidental Petroleum Corp., 4.100%, 2/15/2047	285,270
210,000	Occidental Petroleum Corp., 4.200%, 3/15/2048	201,075
50,000	Occidental Petroleum Corp., 4.400%, 4/15/2046	49,868
145,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	160,950
225,000	Occidental Petroleum Corp., 5.875%, 9/01/2025	252,169
340,000	Occidental Petroleum Corp., 6.600%, 3/15/2046	426,702
85,000	Occidental Petroleum Corp., 7.500%, 5/01/2031	110,521
40,000	Occidental Petroleum Corp., 7.875%, 9/15/2031	53,331
110,000	Occidental Petroleum Corp., 8.500%, 7/15/2027	137,767

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$ 215,000	Occidental Petroleum Corp., 8.875%, 7/15/2030	$292,062
220,000	Ovintiv, Inc., 6.500%, 8/15/2034	296,709
10,000	Ovintiv, Inc., 6.500%, 2/01/2038	13,756
90,000	Ovintiv, Inc., 6.625%, 8/15/2037	123,430
95,000	Ovintiv, Inc., 7.200%, 11/01/2031	127,484
45,000	Ovintiv, Inc., 7.375%, 11/01/2031	61,040
35,000	Ovintiv, Inc., 8.125%, 9/15/2030	48,152
120,000	Penn Virginia Escrow LLC, 9.250%, 8/15/2026, 144A	121,680
38,000	Range Resources Corp., 5.000%, 3/15/2023	39,425
85,000	Range Resources Corp., 8.250%, 1/15/2029, 144A	95,629
135,000	Range Resources Corp., 9.250%, 2/01/2026	147,157
110,000	SM Energy Co., 5.625%, 6/01/2025	110,630
205,000	SM Energy Co., 6.500%, 7/15/2028	212,241
105,000	SM Energy Co., 6.750%, 9/15/2026	107,235
205,000	Southwestern Energy Co., 5.375%, 2/01/2029, 144A	219,311
140,000	Southwestern Energy Co., 5.375%, 3/15/2030	151,091
20,000	Southwestern Energy Co., 7.750%, 10/01/2027	21,606
115,000	Strathcona Resources Ltd., 6.875%, 8/01/2026, 144A	113,923
95,000	Tap Rock Resources LLC, 7.000%, 10/01/2026, 144A	97,256
120,000	Vine Energy Holdings LLC, 6.750%, 4/15/2029, 144A	129,526

		8,106,681

	Industrial Other – 0.3%
125,000	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/01/2026, 144A	130,312
65,000	Hillenbrand, Inc., 5.750%, 6/15/2025	68,575
130,000	Installed Building Products, Inc., 5.750%, 2/01/2028, 144A	136,175

		335,062

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Leisure – 3.3%
$ 65,000	AMC Entertainment Holdings, Inc., 10.500%, 4/15/2025, 144A	$69,550
80,000	Boyne USA, Inc., 4.750%, 5/15/2029, 144A	82,600
650,000	Carnival Corp., 5.750%, 3/01/2027, 144A	671,937
145,000	Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium OP, 6.500%, 10/01/2028	155,565
125,000	Cinemark USA, Inc., 5.250%, 7/15/2028, 144A	123,125
110,000	Live Nation Entertainment, Inc., 3.750%, 1/15/2028, 144A	109,347
220,000	Live Nation Entertainment, Inc., 4.750%, 10/15/2027, 144A	223,572
505,000	NCL Corp. Ltd., 5.875%, 3/15/2026, 144A	517,625
10,000	NCL Corp. Ltd., 5.875%, 3/15/2026	10,250
70,000	NCL Finance Ltd., 6.125%, 3/15/2028, 144A	72,625
125,000	Royal Caribbean Cruises Ltd., 3.700%, 3/15/2028	119,689
325,000	Royal Caribbean Cruises Ltd., 4.250%, 7/01/2026, 144A	318,354
690,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028, 144A	705,738
120,000	SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/2029, 144A	122,775
180,000	Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/01/2027, 144A	183,600
115,000	Viking Cruises Ltd., 5.875%, 9/15/2027, 144A	111,262
255,000	Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029, 144A	255,000
110,000	VOC Escrow Ltd., 5.000%, 2/15/2028, 144A	108,537

		3,961,151

	Lodging – 1.1%
150,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 4.875%, 7/01/2031, 144A	150,563
415,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, 5.000%, 6/01/2029, 144A	423,300
100,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029, 144A	101,250
605,000	Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	617,100
20,000	Travel & Leisure Co., 4.625%, 3/01/2030, 144A	20,550

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Lodging – continued
$ 15,000	Travel & Leisure Co., 6.000%, 4/01/2027	$16,623

		1,329,386

	Media Entertainment – 4.2%
305,000	AMC Networks, Inc., 4.250%, 2/15/2029	303,475
290,000	Audacy Capital Corp., 6.750%, 3/31/2029, 144A	292,372
60,000	Clear Channel Outdoor Holdings, Inc., 7.500%, 6/01/2029, 144A	62,400
210,000	Clear Channel Outdoor Holdings, Inc., 7.750%, 4/15/2028, 144A	221,025
130,000	Deluxe Corp., 8.000%, 6/01/2029, 144A	135,850
240,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 5.375%, 8/15/2026, 144A	158,400
140,000	Diamond Sports Group LLC/Diamond Sports Finance Co., 6.625%, 8/15/2027, 144A	61,250
265,000	Gray Television, Inc., 4.750%, 10/15/2030, 144A	260,363
260,000	iHeartCommunications, Inc., 4.750%, 1/15/2028, 144A	267,930
591,125	iHeartCommunications, Inc., 8.375%, 5/01/2027	631,765
160,000	Lamar Media Corp., 3.750%, 2/15/2028	164,573
55,000	Lions Gate Capital Holdings LLC, 5.500%, 4/15/2029, 144A	56,857
175,000	Mav Acquisition Corp., 5.750%, 8/01/2028, 144A	171,938
175,000	Mav Acquisition Corp., 8.000%, 8/01/2029, 144A	167,174
120,000	Midas OpCo Holdings LLC, 5.625%, 8/15/2029, 144A	124,267
745,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	877,237
5,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	6,056
45,000	Netflix, Inc., 5.875%, 11/15/2028	55,143
60,000	Netflix, Inc., 6.375%, 5/15/2029	75,900
105,000	Nexstar Media, Inc., 5.625%, 7/15/2027, 144A	111,087
120,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 4.625%, 3/15/2030, 144A	120,254
35,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 6.250%, 6/15/2025, 144A	36,969
65,000	Playtika Holding Corp., 4.250%, 3/15/2029, 144A	65,207

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Media Entertainment – continued
$ 120,000	Scripps Escrow II, Inc., 5.375%, 1/15/2031, 144A	$117,978
185,000	Sinclair Television Group, Inc., 5.125%, 2/15/2027, 144A	183,613
170,000	Terrier Media Buyer, Inc., 8.875%, 12/15/2027, 144A	179,755
45,000	Townsquare Media, Inc., 6.875%, 2/01/2026, 144A	47,208
100,000	Univision Communications, Inc., 6.625%, 6/01/2027, 144A	108,625

		5,064,671

	Metals & Mining – 3.8%
405,000	ABJA Investment Co. Pte Ltd., 5.450%, 1/24/2028	441,409
120,000	Allegheny Technologies, Inc., 4.875%, 10/01/2029	120,450
125,000	Allegheny Technologies, Inc., 5.125%, 10/01/2031	125,963
60,000	Allegheny Technologies, Inc., 5.875%, 12/01/2027	63,450
25,000	Carpenter Technology Corp., 6.375%, 7/15/2028	26,892
200,000	Cia de Minas Buenaventura SAA, 5.500%, 7/23/2026, 144A	197,710
220,000	Cleveland-Cliffs, Inc., 4.625%, 3/01/2029, 144A	224,675
180,000	Cleveland-Cliffs, Inc., 4.875%, 3/01/2031, 144A	185,850
139,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/2025, 144A	159,502
120,000	Eldorado Gold Corp., 6.250%, 9/01/2029, 144A	118,937
845,000	First Quantum Minerals Ltd., 6.875%, 3/01/2026, 144A	878,800
455,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	481,162
210,000	First Quantum Minerals Ltd., 7.500%, 4/01/2025, 144A	215,424
340,000	Freeport-McMoRan, Inc., 4.250%, 3/01/2030	359,975
20,000	Freeport-McMoRan, Inc., 5.400%, 11/14/2034	24,025
60,000	GrafTech Finance, Inc., 4.625%, 12/15/2028, 144A	61,575
285,000	Mineral Resources Ltd., 8.125%, 5/01/2027, 144A	309,550
320,000	Novelis Corp., 4.750%, 1/30/2030, 144A	336,864
50,000	SunCoke Energy, Inc., 4.875%, 6/30/2029, 144A	49,813

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Metals & Mining – continued
$ 48,000	United States Steel Corp., 6.250%, 3/15/2026	$49,500
100,000	United States Steel Corp., 6.875%, 3/01/2029	106,622
40,000	Volcan Cia Minera SAA, 4.375%, 2/11/2026, 144A	38,940

		4,577,088

	Midstream – 4.9%
250,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.625%, 12/15/2025, 144A	270,312
185,000	Buckeye Partners LP, 4.500%, 3/01/2028, 144A	187,775
80,000	Buckeye Partners LP, 5.600%, 10/15/2044	77,800
55,000	Buckeye Partners LP, 5.850%, 11/15/2043	55,050
510,000	CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.500%, 6/15/2031, 144A	542,410
115,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 6.000%, 2/01/2029, 144A	120,335
40,000	DCP Midstream Operating LP, 5.125%, 5/15/2029	45,010
230,000	DCP Midstream Operating LP, 5.625%, 7/15/2027	261,791
280,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	267,400
110,000	EQM Midstream Partners LP, 6.000%, 7/01/2025, 144A	120,582
200,000	EQM Midstream Partners LP, 6.500%, 7/01/2027, 144A	224,950
180,000	EQM Midstream Partners LP, 6.500%, 7/15/2048	204,750
160,000	EQM Midstream Partners LP, Series 10Y, 5.500%, 7/15/2028	175,779
115,000	Ferrellgas LP/Ferrellgas Finance Corp., 5.375%, 4/01/2026, 144A	112,400
225,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.750%, 2/01/2028	224,789
120,000	Harvest Midstream I LP, 7.500%, 9/01/2028, 144A	127,818
150,000	Hess Midstream Operations LP, 4.250%, 2/15/2030, 144A	151,688
665,000	Hess Midstream Operations LP, 5.625%, 2/15/2026, 144A	689,937
220,000	New Fortress Energy, Inc., 6.500%, 9/30/2026, 144A	210,375
355,000	New Fortress Energy, Inc., 6.750%, 9/15/2025, 144A	341,687
105,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.125%, 3/01/2025	92,682

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$ 145,000	NuStar Logistics LP, 5.750%, 10/01/2025	$156,238
125,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.000%, 6/01/2031, 144A	129,688
130,000	Sunoco LP/Sunoco Finance Corp., 4.500%, 5/15/2029	131,855
5,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 5.500%, 1/15/2028, 144A	5,119
110,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.000%, 3/01/2027, 144A	115,126
255,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.500%, 3/01/2030	278,827
155,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	167,206
200,000	Western Midstream Operating LP, 5.300%, 2/01/2030	221,000
110,000	Western Midstream Operating LP, 5.450%, 4/01/2044	126,350
105,000	Western Midstream Operating LP, 6.500%, 2/01/2050	123,562

		5,960,291

	Non-Agency Commercial Mortgage-Backed Securities – 2.0%
98,817	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1, 1-month LIBOR + 3.500%, 3.584%, 11/15/2031, 144A(a)(i)(j)	85,150
222,337	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2, 1-month LIBOR + 4.500%, 4.584%, 11/15/2031, 144A(a)(i)(j)	188,031
260,000	Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 5.109%, 5/10/2047, 144A(b)	242,142
100,000	Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.922%, 10/15/2045, 144A	99,088
1,020,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	916,907
45,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.303%, 8/10/2044, 144A(b)	38,363
100,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.360%, 2/15/2046, 144A(b)	92,888
250,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2012-C8, Class D, 4.828%, 10/15/2045, 144A(b)	246,517
100,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.425%, 10/15/2030, 144A(b)	83,483
380,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 1-month LIBOR + 3.500%, 3.584%, 11/15/2027, 144A(a)(f)(g)(i)	96,395
420,000	Starwood Retail Property Trust, Series 2014-STAR, Class E, 1-month LIBOR + 4.400%, 4.484%, 11/15/2027, 144A(a)(f)(g)(i)	37,455
60,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class C, 4.317%, 11/15/2059(b)	50,900
145,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class C, 4.458%, 8/15/2050	88,450
121,836	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.513%, 3/15/2044, 144A(b)	59,359

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$ 80,000	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class C, 4.495%, 12/15/2045(b)	$69,892
125,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.957%, 6/15/2045, 144A(b)(i)(j)	37,500

		2,432,520

	Oil Field Services – 0.9%
55,000	Nabors Industries Ltd., 7.250%, 1/15/2026, 144A	53,493
61,000	Nabors Industries, Inc., 9.000%, 2/01/2025, 144A	63,050
90,000	Precision Drilling Corp., 6.875%, 1/15/2029, 144A	94,000
10,000	Precision Drilling Corp., 7.125%, 1/15/2026, 144A	10,275
55,000	Solaris Midstream Holdings LLC, 7.625%, 4/01/2026, 144A	58,941
160,800	Transocean Pontus Ltd., 6.125%, 8/01/2025, 144A	160,800
225,000	Transocean Poseidon Ltd., 6.875%, 2/01/2027, 144A	223,859
52,250	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	52,250
140,000	Transocean, Inc., 8.000%, 2/01/2027, 144A	110,156
60,000	Transocean, Inc., 11.500%, 1/30/2027, 144A	61,800
149,000	Weatherford International Ltd., 11.000%, 12/01/2024, 144A	156,915

		1,045,539

	Packaging – 1.3%
570,000	ARD Finance S.A., 7.250% PIK or 6.500% Cash, 6/30/2027, 144A(d)	605,540
500,000	Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.250%, 8/15/2027, 144A	509,003
75,000	Graham Packaging Co., Inc., 7.125%, 8/15/2028, 144A	79,629
80,000	Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.000%, 9/15/2028, 144A	83,860
290,000	Mauser Packaging Solutions Holding Co., 7.250%, 4/15/2025, 144A	288,232

		1,566,264

	Pharmaceuticals – 3.9%
725,000	Bausch Health Cos., Inc., 5.250%, 1/30/2030, 144A	676,062
585,000	Bausch Health Cos., Inc., 5.250%, 2/15/2031, 144A	537,972
200,000	Cheplapharm Arzneimittel GmbH, 5.500%, 1/15/2028, 144A	207,178

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$ 175,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., 6.000%, 6/30/2028, 144A	$125,125
70,000	Endo Luxembourg Finance Co. I. S.a.r.l/Endo U.S., Inc., 6.125%, 4/01/2029, 144A	70,000
50,000	HCRX Investments Holdco LP, 4.500%, 8/01/2029, 144A	50,250
200,000	Jazz Securities DAC, 4.375%, 1/15/2029, 144A	207,260
335,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/2031, 144A	351,867
107,000	Par Pharmaceutical, Inc., 7.500%, 4/01/2027, 144A	109,006
325,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	355,271
285,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	272,888
1,980,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	1,707,750

		4,670,629

	Property & Casualty Insurance – 0.7%
180,000	Acrisure LLC/Acrisure Finance, Inc., 6.000%, 8/01/2029, 144A	177,716
190,000	AmWINS Group, Inc., 4.875%, 6/30/2029, 144A	192,669
226,387	Ardonagh Midco 2 PLC, 12.750% PIK or 11.500% Cash, 1/15/2027, 144A(k)	247,328
105,000	AssuredPartners, Inc., 5.625%, 1/15/2029, 144A	105,651
125,000	BroadStreet Partners, Inc., 5.875%, 4/15/2029, 144A	124,531

		847,895

	Refining – 0.5%
55,000	Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.000%, 4/15/2025, 144A	59,538
50,000	CVR Energy, Inc., 5.250%, 2/15/2025, 144A	49,500
395,000	Parkland Corp., 5.875%, 7/15/2027, 144A	418,700
65,000	PBF Holding Co. LLC/PBF Finance Corp., 6.000%, 2/15/2028	41,481
80,000	PBF Holding Co. LLC/PBF Finance Corp., 9.250%, 5/15/2025, 144A	75,800

		645,019

	REITs – Hotels – 0.3%
240,000	Service Properties Trust, 4.750%, 10/01/2026	237,600
135,000	Service Properties Trust, 7.500%, 9/15/2025	151,570

		389,170

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	REITs - Mortgage – 0.3%
$ 45,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	$44,550
215,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 10/01/2025, 144A	217,671
75,000	Starwood Property Trust, Inc., 3.625%, 7/15/2026, 144A	75,563

		337,784

	Restaurants – 0.6%
540,000	1011778 BC ULC/New Red Finance, Inc., 4.000%, 10/15/2030, 144A	534,600
100,000	Bloomin’ Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/2029, 144A	104,036
90,000	Papa John’s International, Inc., 3.875%, 9/15/2029, 144A	89,550

		728,186

	Retailers – 2.4%
70,000	Ambience Merger Sub, Inc., 4.875%, 7/15/2028, 144A	70,000
130,000	Ambience Merger Sub, Inc., 7.125%, 7/15/2029, 144A	128,862
75,000	Asbury Automotive Group, Inc., 4.500%, 3/01/2028	76,969
83,000	Asbury Automotive Group, Inc., 4.750%, 3/01/2030	86,631
140,000	Bath & Body Works, Inc., 5.250%, 2/01/2028	154,420
75,000	Bath & Body Works, Inc., 6.625%, 10/01/2030, 144A	85,125
105,000	Bath & Body Works, Inc., 6.750%, 7/01/2036	130,200
55,000	Bath & Body Works, Inc., 6.875%, 11/01/2035	69,025
90,000	Carvana Co., 4.875%, 9/01/2029, 144A	89,127
400,000	Carvana Co., 5.500%, 4/15/2027, 144A	408,280
105,000	Carvana Co., 5.625%, 10/01/2025, 144A	108,558
220,000	Carvana Co., 5.875%, 10/01/2028, 144A	227,306
35,000	Group 1 Automotive, Inc., 4.000%, 8/15/2028, 144A	35,613
50,000	Ken Garff Automotive LLC, 4.875%, 9/15/2028, 144A	51,375
90,000	Lithia Motors, Inc., 4.375%, 1/15/2031, 144A	96,075
85,000	Michaels Cos., Inc. (The), 7.875%, 5/01/2029, 144A	88,334
115,000	NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026, 144A	122,044

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Retailers – continued
$ 250,000	PetSmart, Inc./PetSmart Finance Corp., 4.750%, 2/15/2028, 144A	$256,875
250,000	PetSmart, Inc./PetSmart Finance Corp., 7.750%, 2/15/2029, 144A	272,812
10,000	QVC, Inc., 4.450%, 2/15/2025	10,700
10,000	QVC, Inc., 4.850%, 4/01/2024	10,800
115,000	Rite Aid Corp., 7.500%, 7/01/2025, 144A	114,974
180,000	Victoria’s Secret & Co., 4.625%, 7/15/2029, 144A	182,952

		2,877,057

	Technology – 4.6%
145,000	Camelot Finance S.A., 4.500%, 11/01/2026, 144A	150,619
215,000	Clarivate Science Holdings Corp., 4.875%, 7/01/2029, 144A	215,419
1,175,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	1,117,613
86,000	CommScope Technologies LLC, 6.000%, 6/15/2025, 144A	87,075
405,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	413,290
235,000	Elastic NV, 4.125%, 7/15/2029, 144A	236,175
360,000	Endure Digital, Inc., 6.000%, 2/15/2029, 144A	342,000
60,000	Everi Holdings, Inc., 5.000%, 7/15/2029, 144A	61,481
465,000	Iron Mountain, Inc., 4.875%, 9/15/2029, 144A	487,087
80,000	J2 Global, Inc., 4.625%, 10/15/2030, 144A	85,000
95,000	LogMeIn, Inc., 5.500%, 9/01/2027, 144A	96,663
60,000	NCR Corp., 5.000%, 10/01/2028, 144A	61,309
70,000	NCR Corp., 5.250%, 10/01/2030, 144A	73,397
190,000	Nielsen Finance LLC/Nielsen Finance Co., 5.625%, 10/01/2028, 144A	197,125
180,000	Nielsen Finance LLC/Nielsen Finance Co., 5.875%, 10/01/2030, 144A	189,391
175,000	Pitney Bowes, Inc., 6.875%, 3/15/2027, 144A	184,187
110,000	Presidio Holdings, Inc., 4.875%, 2/01/2027, 144A	113,575
110,000	Presidio Holdings, Inc., 8.250%, 2/01/2028, 144A	118,388

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Technology – continued
$ 90,000	Rackspace Technology Global, Inc., 5.375%, 12/01/2028, 144A	$88,425
255,000	Rocket Software, Inc., 6.500%, 2/15/2029, 144A	252,450
65,000	Sabre GLBL, Inc., 7.375%, 9/01/2025, 144A	69,277
260,000	Sabre GLBL, Inc., 9.250%, 4/15/2025, 144A	300,505
60,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.625%, 11/01/2026, 144A	62,625
185,000	Square, Inc., 2.750%, 6/01/2026, 144A	187,525
105,000	Veritas U.S., Inc./Veritas Bermuda Ltd., 7.500%, 9/01/2025, 144A	109,200
105,000	Xerox Holdings Corp., 5.000%, 8/15/2025, 144A	110,329
105,000	Xerox Holdings Corp., 5.500%, 8/15/2028, 144A	108,703

		5,518,833

	Transportation Services – 0.3%
185,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.750%, 7/15/2027, 144A	192,863
115,000	Seaspan Corp., 5.500%, 8/01/2029, 144A	117,325

		310,188

	Treasuries – 1.6%
1,945,000	U.S. Treasury Note, 0.125%, 12/15/2023	1,935,883

	Wireless – 1.5%
440,000	Altice France S.A., 5.125%, 1/15/2029, 144A	431,200
200,000	Altice France S.A., 5.125%, 7/15/2029, 144A	196,095
245,000	HTA Group Ltd., 7.000%, 12/18/2025, 144A	257,250
305,000	Kenbourne Invest S.A., 6.875%, 11/26/2024, 144A	321,055
615,000	SoftBank Group Corp., 4.625%, 7/06/2028	602,687

		1,808,287

	Wirelines – 1.4%
200,000	Cablevision Lightpath LLC, 5.625%, 9/15/2028, 144A	200,725
130,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	142,415
135,000	Embarq Corp., 7.995%, 6/01/2036	144,773

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Wirelines – continued
$ 25,000	Lumen Technologies, Inc., 5.125%, 12/15/2026, 144A	$25,938
455,000	Lumen Technologies, Inc., 5.375%, 6/15/2029, 144A	464,264
225,000	Telecom Italia Capital S.A., 6.375%, 11/15/2033	261,832
120,000	Telecom Italia Capital S.A., 7.200%, 7/18/2036	147,000
210,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 4.750%, 4/15/2028, 144A	214,462
100,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.750%, 8/15/2028, 144A	104,445

		1,705,854

	Total Non-Convertible Bonds (Identified Cost $101,160,778)	102,924,469

Convertible Bonds – 5.3%
	Airlines – 0.5%
80,000	JetBlue Airways Corp., 0.500%, 4/01/2026, 144A	78,388
395,000	Southwest Airlines Co., 1.250%, 5/01/2025	590,031

		668,419

	Cable Satellite – 1.8%
2,080,000	DISH Network Corp., 3.375%, 8/15/2026	2,162,160

	Consumer Cyclical Services – 0.3%
70,000	Expedia Group, Inc., Zero Coupon, 0.000%, 2/15/2026, 144A(l)	75,576
120,000	Peloton Interactive, Inc., Zero Coupon, 0.000%-1.735%, 2/15/2026, 144A(m)	105,634
150,000	Uber Technologies, Inc., Zero Coupon, 0.000%, 12/15/2025, 144A(l)	145,894

		327,104

	Gaming – 0.1%
35,000	Penn National Gaming, Inc., 2.750%, 5/15/2026	111,685

	Healthcare – 0.4%
535,000	Teladoc Health, Inc., 1.250%, 6/01/2027	537,374

	Media Entertainment – 0.2%
175,000	Twitter, Inc., Zero Coupon, 0.000%, 3/15/2026, 144A(l)	162,459
40,000	Zynga, Inc., Zero Coupon, 0.779%-0.859%, 12/15/2026, 144A(m)	38,625

		201,084

Principal Amount	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Pharmaceuticals – 1.4%
$ 110,000	Aerie Pharmaceuticals, Inc., 1.500%, 10/01/2024	$100,531
340,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	347,883
970,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	970,799
115,000	Ionis Pharmaceuticals, Inc., Zero Coupon, 0.000%, 4/01/2026, 144A(l)	104,505
90,000	Livongo Health, Inc., 0.875%, 6/01/2025	118,898

		1,642,616

	Technology – 0.6%
370,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	610,897
180,000	Splunk, Inc., 1.125%, 6/15/2027	176,513

		787,410

	Total Convertible Bonds (Identified Cost $6,468,919)	6,437,852

	Total Bonds and Notes (Identified Cost $107,629,697)	109,362,321

Collateralized Loan Obligations – 2.3%
295,000	AIG CLO Ltd., Series 2021-2A, Class E, 3-month LIBOR + 6.500%, 6.590%, 7/20/2034, 144A(a)	294,978
260,000	CIFC Funding Ltd., Series 2019-1A, Class DR, 3-month LIBOR + 3.100%, 3.234%, 4/20/2032, 144A(a)	259,997
255,000	Madison Park Funding XII Ltd., Series 2014-12A, Class E, 3-month LIBOR + 5.100%, 5.234%, 7/20/2026, 144A(a)	254,499
250,000	NYACK Park CLO Ltd., Series 2021-1A, Class E, 3-month LIBOR + 6.100%, 10/20/2034, 144A(a)(f)(g)(n)	250,000
250,000	Octagon Investment Partners 44 Ltd., Series 2019-1A, Class ER, 3-month LIBOR + 6.750%, 6.834%, 10/15/2034, 144A(a)	251,197
260,000	OHA Credit Funding 2 Ltd., Series 2019-2A, Class ER, 3-month LIBOR + 6.360%, 6.494%, 4/21/2034, 144A(a)	260,178
310,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class ER, 3-month LIBOR + 6.250%, 6.398%, 7/02/2035, 144A(a)	307,706
370,000	OZLM XXIII Ltd., Series 2019-23A, Class DR, 3-month LIBOR + 3.750%, 3.876%, 4/15/2034, 144A(a)	371,399
250,000	Palmer Square CLO Ltd., Series 2021-2A, Class D, 3-month LIBOR + 2.900%, 3.006%, 7/15/2034, 144A(a)	249,997
260,000	Palmer Square CLO Ltd., Series 2021-4A, Class E, 3-month LIBOR + 6.050%, 6.186%, 10/15/2034, 144A(a)(f)(g)	260,000

	Total Collateralized Loan Obligations (Identified Cost $2,756,992)	2,759,951

Senior Loans – 0.3%
	Airlines – 0.1%
135,000	United Airlines, Inc., 2021 Term Loan B, 3-month LIBOR + 3.750%, 4.500%, 4/21/2028(a)	135,829

Principal Amount	Description	Value (†)
Senior Loans – continued
	Chemicals – 0.1%
$ 155,000	Lonza Group AG, USD Term Loan B, 3-month LIBOR + 4.000%, 4.750%, 7/03/2028(a)	$155,416

	Pharmaceuticals – 0.1%
115,710	Jazz Financing Lux S.a.r.l., USD Term Loan, 1-month LIBOR + 3.500%, 4.000%, 5/05/2028(a)	115,841

	Total Senior Loans (Identified Cost $403,027)	407,086

Shares
Preferred Stocks – 1.5%
Convertible Preferred Stocks – 1.5%
	Food & Beverage – 0.6%
5,985	Bunge Ltd., 4.875%	711,870

	Wireless – 0.9%
1,002	2020 Cash Mandatory Exchangeable Trust, 5.250%, 144A(i)(j)	1,133,032

	Total Convertible Preferred Stocks (Identified Cost $1,855,077)	1,844,902

	Total Preferred Stocks (Identified Cost $1,855,077)	1,844,902

Common Stocks – 0.6%
	Chemicals – 0.2%
12,177	Hexion Holdings Corp., Class B(h)	257,750

	Energy Equipment & Services – 0.0%
10,149	McDermott International Ltd.(h)	4,060

	Media – 0.2%
9,786	iHeartMedia, Inc., Class A(h)	244,846

	Oil, Gas & Consumable Fuels – 0.2%
3,650	Battalion Oil Corp.(h)	35,515
2,306	Whiting Petroleum Corp.(h)	134,693

		170,208

	Total Common Stocks (Identified Cost $1,259,025)	676,864

Other Investments – 0.1%
	Aircraft ABS – 0.1%
100	ECAF I Blocker Ltd.(f)(g)(i)(o) (Identified Cost $1,000,000)	127,720

Warrants – 0.0%
20,319	McDermott International Ltd., Tranche A, Expiration on 5/1/2024(f)(g)(h)	1,423

Shares	Description	Value (†)
Warrants – continued
22,577	McDermott International Ltd., Tranche B, Expiration on 5/1/2024(f)(g)(h)	$677

	Total Warrants (Identified Cost $31,517)	2,100

Exchange-Traded Funds – 0.9%
13,000	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $1,141,379)	1,137,370

Principal Amount
Short-Term Investments – 2.5%
$2,980,742	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2021 at 0.000% to be repurchased at $2,980,742 on 10/01/2021 collateralized by $3,366,800 U.S. Treasury Bond, 1.375% due 11/15/2040 valued at $3,040,379 including accrued interest(p) (Identified Cost $2,980,742)	2,980,742

	Total Investments – 98.5% (Identified Cost $119,057,456)	119,299,056
	Other assets less liabilities – 1.5%	1,758,208

	Net Assets – 100.0%	$121,057,264

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Centrally cleared swap agreements are valued at settlement prices of the clearing house on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of September 30, 2021, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$ 1,443,713	1.2%	$773,670	0.6%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Variable rate security. Rate as of September 30, 2021 is disclosed.
(b)	Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2021 is disclosed.
(c)	Payment-in-kind security for which the issuer, at each interest payment date, makes interest payments in additional principal.
(d)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended September 30, 2021, interest payments were made in cash.
(e)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(f)	Level 3 security. Value has been determined using significant unobservable inputs.
(g)	Fair valued by the Fund’s adviser. At September 30, 2021, the value of these securities amounted to $773,670 or 0.6% of net assets.

(h)	Non-income producing security.
(i)	Illiquid security.
(j)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At September 30, 2021, the value of these securities amounted to $1,443,713 or 1.2% of net assets.
(k)	Payment-in-kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended September 30, 2021, interest payments were made in principal.
(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(m)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(n)	New issue unsettled as of September 30, 2021. Coupon rate does not take effect until settlement date.
(o)	Securities subject to restriction on resale. At September 30, 2021, the restricted securities held by the Fund are as follows:

	Acquisition Date	Acquisition Cost	Value	% of Net Assets
ECAF I Blocker Ltd.	12/20/2016	$1,000,000	$127,720	0.1%

(p)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2021, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2021, the value of Rule 144A holdings amounted to $75,906,121 or 62.7% of net assets.
ABS	Asset-Backed Securities
ETF	Exchange-Traded Fund
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	$1,138,513	$—	(a)	$1,138,513
Non-Agency Commercial Mortgage-Backed Securities	—	2,298,670	133,850	(b)	2,432,520
All Other Non-Convertible Bonds*	—	99,353,436	—		99,353,436

Total Non-Convertible Bonds	—	102,790,619	133,850		102,924,469

Convertible Bonds*	—	6,437,852	—		6,437,852

Total Bonds and Notes	—	109,228,471	133,850		109,362,321

Collateralized Loan Obligations	—	2,249,951	510,000	(b)	2,759,951
Senior Loans*	—	407,086	—		407,086
Preferred Stocks*	—	1,844,902	—		1,844,902
Common Stocks
Chemicals	—	257,750	—		257,750
All Other Common Stocks*	419,114	—	—		419,114

Total Common Stocks	419,114	257,750	—		676,864

Other Investments*	—	—	127,720	(b)	127,720
Warrants	—	—	2,100	(b)	2,100
Exchange-Traded Funds	1,137,370	—	—		1,137,370
Short-Term Investments	—	2,980,742	—		2,980,742

Total	$1,556,484	$116,968,902	$773,670		$119,299,056

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Includes a security fair valued at zero by the Fund’s adviser using Level 3 inputs.
(b)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2020 and/or September 30, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2020		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2021		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2021
Bonds and Notes
Non-Convertible Bonds
Home Construction	$—	(a)	$34,807	$—	$(34,807)	$—	$—	$—	$—	$—	(a)	$(34,807)
Non-Agency Commercial Mortgage-Backed Securities	390,104		—	—	(256,254)	—	—	—	—	133,850		(256,254)
Collateralized Loan Obligations	—		—	—	—	510,000	—	—	—	510,000		—
Loan Participations
ABS Other	161,345		3	(114,111)	132,886	9,535	(189,658)	—	—	—		—
Preferred Stocks
Energy	—	(a)	—	(752,373)	752,373	—	—	—	—	—		—
Other Investments
Aircraft ABS	125,600		—	—	2,120	—	—	—	—	127,720		2,120
Warrants	37,995		—	—	(28,497)	—	(7,398)	—	—	2,100		(29,847)

Total	$715,044		$34,810	$(866,484)	$567,821	$519,535	$(197,056)	$—	$—	$773,670		$(318,788)

(a)	Includes a security fair valued at zero using level 3 inputs.

Industry Summary at September 30, 2021 (Unaudited)

Cable Satellite	7.8%
Independent Energy	6.7
Pharmaceuticals	5.4
Technology	5.2
Healthcare	4.9
Midstream	4.9
Media Entertainment	4.4
Metals & Mining	3.8
Gaming	3.7
Finance Companies	3.6
Leisure	3.3
Financial Other	2.5
Airlines	2.4
Wireless	2.4
Automotive	2.4
Retailers	2.4
Aerospace & Defense	2.3
Consumer Cyclical Services	2.3
Food & Beverage	2.2
Non-Agency Commercial Mortgage-Backed Securities	2.0
Building Materials	2.0
Other Investments, less than 2% each	16.2
Short-Term Investments	2.5
Collateralized Loan Obligations	2.3
Exchange-Traded Funds	0.9

Total Investments	98.5
Other assets less liabilities	1.5

Net Assets	100.0%